UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2018
Date of reporting period: July 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (93.34%)
CONSUMER DISCRETIONARY – (20.96%)
Automobiles & Components – (2.65%)
Adient PLC	713,690	$33,993,055
Consumer Durables & Apparel – (0.10%)
Hunter Douglas N.V. (Netherlands)	16,210	1,247,250
Consumer Services – (4.57%)
New Oriental Education & Technology Group, Inc., ADR (China)	519,620	44,708,104
Tarena International, Inc., Class A, ADR (China)	1,572,760	13,966,109
		58,674,213
Media – (5.09%)
Liberty Latin America Ltd., Class C *	26,490	512,846
Naspers Ltd. - N (South Africa)	263,170	64,795,682
		65,308,528
Retailing – (8.55%)
Amazon.com, Inc. *	36,620	65,089,853
JD.com Inc., Class A, ADR (China)*	1,248,555	44,773,182
		109,863,035
	Total Consumer Discretionary	269,086,081
ENERGY – (5.81%)
Apache Corp.	627,080	28,845,680
Encana Corp. (Canada)	2,695,470	36,227,117
Seven Generations Energy Ltd., Class A (Canada)*	832,700	9,512,182
	Total Energy	74,584,979
FINANCIALS – (22.28%)
Banks – (11.61%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	409,580	20,257,827
DBS Group Holdings Ltd. (Singapore)	1,411,630	27,737,983
DNB ASA (Norway)	992,160	20,015,561
JPMorgan Chase & Co.	207,240	23,822,238
Wells Fargo & Co.	998,680	57,214,377
		149,047,986
Diversified Financials – (8.82%)
Capital Markets – (2.16%)
Julius Baer Group Ltd. (Switzerland)	205,360	11,291,015
Noah Holdings Ltd., ADS (China)*	322,030	16,442,852
		27,733,867
Consumer Finance – (4.36%)
Capital One Financial Corp.	454,910	42,907,111
Yirendai Ltd., ADR (China)	734,140	13,177,813
		56,084,924
Diversified Financial Services – (2.30%)
Berkshire Hathaway Inc., Class B *	149,200	29,522,204
		113,340,995
Insurance – (1.85%)
Multi-line Insurance – (1.85%)
Sul America S.A. (Brazil)	4,040,982	23,761,616
	Total Financials	286,150,597

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (2.62%)
Health Care Equipment & Services – (1.34%)
Aetna Inc.	91,520	$17,241,453
Pharmaceuticals, Biotechnology & Life Sciences – (1.28%)
Shire PLC, ADR (United Kingdom)	96,420	16,450,216
	Total Health Care	33,691,669
INDUSTRIALS – (16.45%)
Capital Goods – (14.01%)
Brenntag AG (Germany)	23,210	1,391,770
Ferguson PLC (United Kingdom)	581,097	45,839,388
Johnson Controls International PLC	1,049,060	39,350,241
Safran S.A. (France)	281,770	34,942,174
Schneider Electric SE (France)	156,320	12,583,455
United Technologies Corp.	337,140	45,763,384
		179,870,412
Transportation – (2.44%)
CAR Inc. (China)*	11,328,910	11,229,247
InterGlobe Aviation Ltd. (India)	1,478,935	20,123,801
		31,353,048
	Total Industrials	211,223,460
INFORMATION TECHNOLOGY – (24.04%)
Software & Services – (20.37%)
58.com Inc., Class A, ADR (China)*	6,200	417,012
Alibaba Group Holding Ltd., ADR (China)*	402,290	75,320,757
Alphabet Inc., Class A *	8,773	10,766,401
Alphabet Inc., Class C *	61,723	75,132,939
ASAC II L.P. *(a)(b)	35,352	34,521
Baidu, Inc., Class A, ADR (China)*	26,250	6,488,475
Facebook, Inc., Class A *	227,800	39,313,724
Fang Holdings Ltd., Class A, ADR (China)*	2,091,026	6,774,924
iQIYI, Inc., Class A, ADR (China)*	1,096,760	35,118,255
Quotient Technology Inc. *	825,140	12,170,815
		261,537,823
Technology Hardware & Equipment – (3.67%)
Hollysys Automation Technologies Ltd. (China)	2,029,703	47,089,110
	Total Information Technology	308,626,933
MATERIALS – (1.18%)
LafargeHolcim Ltd. (Switzerland)	298,036	15,208,906
	Total Materials	15,208,906
TOTAL COMMON STOCK – (Identified cost $952,476,231)		1,198,572,625
PREFERRED STOCK – (4.58%)
CONSUMER DISCRETIONARY – (4.58%)
Retailing – (4.58%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	479,462	22,294,983
Didi Chuxing Joint Co., Series B (China)*(a)(b)	63,325	2,944,612

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2018 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (CONTINUED)
CONSUMER DISCRETIONARY – (CONTINUED)
Retailing – (Continued)
	Grab Inc., Series F (Singapore)*(a)(b)	2,398,770	$13,293,767
	Grab Inc., Series G (Singapore)*(a)(b)	1,881,391	10,426,500
	Internet Plus Holdings Ltd., Series A-12 (China)*(a)(b)	1,753,529	9,800,579
		Total Consumer Discretionary	58,760,441
	TOTAL PREFERRED STOCK – (Identified cost $48,806,956)		58,760,441
SHORT-TERM INVESTMENTS – (1.92%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $7,848,423 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/15/18-08/01/48, total market value $8,004,960)	$7,848,000	7,848,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $2,745,148 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.50%, 08/23/18-06/30/20, total market value $2,799,900)	2,745,000	2,745,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.93%, 08/01/18, dated 07/31/18, repurchase value of $6,278,337 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 08/16/18-05/20/68, total market value $6,403,560)	6,278,000	6,278,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.92%, 08/01/18, dated 07/31/18, repurchase value of $7,848,419 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.50%, 04/01/28-07/01/48, total market value $8,004,960)	7,848,000	7,848,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $24,719,000)		24,719,000
	Total Investments – (99.84%) – (Identified cost $1,026,002,187)		1,282,052,066
	Other Assets Less Liabilities – (0.16%)		2,034,212
	Net Assets – (100.00%)		$1,284,086,278

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $58,794,962 or 4.58% of the Fund's net assets as of July 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (84.31%)
CONSUMER DISCRETIONARY – (20.00%)
Consumer Durables & Apparel – (0.66%)
Hunter Douglas N.V. (Netherlands)	30,933	$2,380,085
Consumer Services – (6.21%)
New Oriental Education & Technology Group, Inc., ADR (China)	185,970	16,000,859
Tarena International, Inc., Class A, ADR (China)	734,320	6,520,761
		22,521,620
Media – (7.33%)
Naspers Ltd. - N (South Africa)	107,960	26,581,076
Retailing – (5.80%)
Ctrip.com International, Ltd., ADR (China)*	136,170	5,603,396
JD.com Inc., Class A, ADR (China)*	429,840	15,414,062
		21,017,458
	Total Consumer Discretionary	72,500,239
ENERGY – (6.51%)
Encana Corp. (Canada)	621,450	8,352,288
Seven Generations Energy Ltd., Class A (Canada)*	1,333,900	15,237,540
	Total Energy	23,589,828
FINANCIALS – (17.79%)
Banks – (10.44%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	147,640	7,302,274
DBS Group Holdings Ltd. (Singapore)	825,760	16,225,864
DNB ASA (Norway)	709,962	14,322,577
		37,850,715
Diversified Financials – (5.44%)
Capital Markets – (4.25%)
Julius Baer Group Ltd. (Switzerland)	173,600	9,544,801
Noah Holdings Ltd., ADS (China)*	114,820	5,862,709
		15,407,510
Consumer Finance – (1.19%)
Yirendai Ltd., ADR (China)	239,420	4,297,589
		19,705,099
Insurance – (1.91%)
Multi-line Insurance – (1.91%)
Sul America S.A. (Brazil)	1,179,649	6,936,523
	Total Financials	64,492,337
HEALTH CARE – (3.92%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.92%)
Novartis AG, ADR (Switzerland)	50,690	4,252,891
Roche Holding AG - Genusschein (Switzerland)	15,650	3,841,572
Shire PLC, ADR (United Kingdom)	35,760	6,101,014
	Total Health Care	14,195,477
INDUSTRIALS – (17.91%)
Capital Goods – (13.87%)
Brenntag AG (Germany)	75,551	4,530,360
Ferguson PLC (United Kingdom)	185,663	14,645,882
Meggitt PLC (United Kingdom)	443,916	3,322,337
Safran S.A. (France)	129,330	16,038,157
Schneider Electric SE (France)	146,100	11,760,765
		50,297,501

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (4.04%)
CAR Inc. (China)*	2,946,770	$2,920,847
InterGlobe Aviation Ltd. (India)	567,927	7,727,757
ZTO Express (Cayman) Inc., Class A, ADR (China)	201,658	3,998,878
		14,647,482
	Total Industrials	64,944,983
INFORMATION TECHNOLOGY – (14.84%)
Software & Services – (11.33%)
58.com Inc., Class A, ADR (China)*	3,340	224,648
Alibaba Group Holding Ltd., ADR (China)*	123,620	23,145,373
Baidu, Inc., Class A, ADR (China)*	21,695	5,362,570
Fang Holdings Ltd., Class A, ADR (China)*	1,074,670	3,481,931
iQIYI, Inc., Class A, ADR (China)*	276,660	8,858,653
		41,073,175
Technology Hardware & Equipment – (3.51%)
Hollysys Automation Technologies Ltd. (China)	548,020	12,714,064
	Total Information Technology	53,787,239
MATERIALS – (3.34%)
LafargeHolcim Ltd. (Switzerland)	136,477	6,964,480
Linde AG (Germany)	20,830	5,141,881
	Total Materials	12,106,361
TOTAL COMMON STOCK – (Identified cost $282,446,839)		305,616,464
PREFERRED STOCK – (3.44%)
CONSUMER DISCRETIONARY – (3.44%)
Retailing – (3.44%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,505	5,975,483
Grab Inc., Series F (Singapore)*(a)(b)	549,889	3,047,435
Grab Inc., Series G (Singapore)*(a)(b)	286,316	1,586,738
Internet Plus Holdings Ltd., Series A-12 (China)*(a)(b)	335,611	1,875,750
	Total Consumer Discretionary	12,485,406
TOTAL PREFERRED STOCK – (Identified cost $9,799,067)		12,485,406
SHORT-TERM INVESTMENTS – (12.17%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $14,002,755 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/15/18-08/01/48, total market value $14,282,040)	$14,002,000	14,002,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.94%, 08/01/18, dated 07/31/18, repurchase value of $4,898,264 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.50%, 08/23/18-06/30/20, total market value $4,995,960)	4,898,000	4,898,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.93%, 08/01/18, dated 07/31/18, repurchase value of $11,201,600 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 11/30/19-12/20/60, total market value $11,425,020)	11,201,000	11,201,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.92%, 08/01/18, dated 07/31/18, repurchase value of $14,002,747 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.846%-7.00%, 02/01/34-08/01/48, total market value $14,282,040)	$14,002,000	$14,002,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $44,103,000)	44,103,000
		Total Investments – (99.92%) – (Identified cost $336,348,906)	362,204,870
		Other Assets Less Liabilities – (0.08%)	292,828
		Net Assets – (100.00%)	$362,497,698

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $12,485,406 or 3.44% of the Fund's net assets as of July 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of  a  number of subjective factors and is  therefore  subject  to  the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2018 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$269,086,081	$72,500,239
Energy	74,584,979	23,589,828
Financials	286,150,597	64,492,337
Health Care	33,691,669	14,195,477
Industrials	211,223,460	64,944,983
Information Technology	308,592,412	53,787,239
Materials	15,208,906	12,106,361
Total Level 1	1,198,538,104	305,616,464
Level 2 – Other Significant Observable Inputs:
Short-term securities	24,719,000	44,103,000
Total Level 2	24,719,000	44,103,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	58,760,441	12,485,406
Information Technology	34,521	–
Total Level 3	58,794,962	12,485,406
Total Investments	$1,282,052,066	$362,204,870

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended July 31, 2018.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2018 was $(2,405,470) and $(569,547) for Davis Global Fund and Davis International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2017	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance July 31, 2018
Davis Global Fund
Investments in Securities:
Common Stock	$34,305	$–	$216	$–	$–	$34,521
Preferred Stock	51,365,549	29,227,887	(2,405,686)	(1,659,836)	(17,767,473)	58,760,441
Total Level 3	$51,399,854	$29,227,887	$(2,405,470)	$(1,659,836)	$(17,767,473)	$58,794,962
Davis International Fund
Investments in Securities:
Preferred Stock	$11,179,202	$5,593,976	$(569,547)	$(317,649)	$(3,400,576)	$12,485,406
Total Level 3	$11,179,202	$5,593,976	$(569,547)	$(317,649)	$(3,400,576)	$12,485,406

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2018 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	July 31, 2018	Technique	Input(s)	Amount(s)	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$34,521	Discounted Cash Flow	Annualized Yield	3.497%	Decrease

Preferred Stock	25,239,595	Market Approach	Transaction Price	$46.50	Increase

Preferred Stock	23,720,267	Market Approach	Transaction Price	$5.54191	Increase

Preferred Stock	9,800,579	Market Approach	Transaction Price	$5.58906	Increase
Total Level 3	$58,794,962
Davis International Fund
Investments in Securities:
Preferred Stock	$5,975,483	Market Approach	Transaction Price	$46.50	Increase

Preferred Stock	4,634,173	Market Approach	Transaction Price	$5.54191	Increase

Preferred Stock	1,875,750	Market Approach	Transaction Price	$5.58906	Increase
Total Level 3	$12,485,406

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At July 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis	Davis
	Global Fund	International Fund
Cost	$1,027,143,299	$336,360,971
Unrealized appreciation	289,741,530	41,703,467
Unrealized depreciation	(34,832,763)	(15,859,568)
Net unrealized appreciation	$254,908,767	$25,843,899

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 28, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: September 28, 2018